Share-Based Compensation (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock [Member]
Share-based compensation, vesting period		1 year
Unrecognized compensation and non-vested	$ 245,619	$ 144,964	$ 147,743
Maximum [Member] | Restricted Stock [Member]
Share-based compensation, expiration term		10 years
Stock Options [Member]
Share-based compensation, vesting period	1 year	1 year
Weighted average granted date fair value stock options granted	$ 0.0215	$ 0.02	$ 0.72
Fair value of option vested	$ 284,000	$ 251,117	$ 211,838
Unrecognized compensation and non-vested	$ 448,292	$ 211,661	$ 18,229
Stock Options [Member] | Maximum [Member]
Share-based compensation, expiration term	10 years	10 years